Document and Entity Information	Feb. 09, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001295810
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 09, 2023
Entity Registrant Name	Sunstone Hotel Investors, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-32319
Entity Tax Identification Number	20-1296886
Entity Address, Address Line One	15 Enterprise
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	330-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SHO
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series H Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SHO.PRH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series I Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SHO.PRI
Security Exchange Name	NYSE